Annual Fund Operating Expenses - Class A - DWS Core Equity VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.39%
Distribution/service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.62%